Leases (Details 5)	Dec. 31, 2025 USD ($)
Leases
Undiscounted cash flows, Operating Lease	$ 763,621
Undiscounted cash flows, Finance Leases	3,392,840
Discount effect of cash flows, Operating Leases	(72,112)
Discount effect of cash flows, Finance Leases	(428,813)
Lease liabilities, Operating Leases	691,509
Lease liabilities, Finance Leases	$ 2,964,027